Related party transactions - Transactions with Cobega Companies (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Associates
Disclosure of transactions between related parties [line items]
Total net amount affecting the consolidated income statement	€ (68)	€ (73)	€ (49)
Amounts receivable, related party transactions | $				$ 6	$ 6
Amounts payable to Cobega | $				2	9
Joint ventures
Disclosure of transactions between related parties [line items]
Total net amount affecting the consolidated income statement	(28)	(9)	(9)
Amounts payable to Cobega | $				7	0
Other related parties
Disclosure of transactions between related parties [line items]
Total net amount affecting the consolidated income statement	(85)	(85)	(52)
Amounts payable to Cobega | $				$ 10	$ 10
Joint ventures and other related parties
Disclosure of transactions between related parties [line items]
Total net amount affecting the consolidated income statement	(181)	(167)	(110)
Cobega Companies | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Amounts affecting revenue	1	2	1
Amounts affecting cost of sales	(69)	(76)	(49)
Amounts affecting operating expenses	(18)	(17)	(11)
Total net amount affecting the consolidated income statement	(86)	(91)	€ (59)
Amounts receivable, related party transactions	16	3
Amounts payable to Cobega	€ 22	€ 24